Schedule of Business Combination Liabilities (Details) $ in Thousands	Nov. 07, 2023 USD ($)
Business Acquisition [Line Items]
Net Liabilities	$ 11,000
Data Knights Acquisition Corp [Member]
Business Acquisition [Line Items]
Prepaid expenses and other current assets	22
Accounts payable & accrued expenses	(4,501)
Loan extensions	(2,992)
Deferred underwriter fee payable	(3,525)
Warrant liability	(20)
Net Liabilities	$ (11,016)